Lease - Additional Information (Details) ¥ in Thousands			3 Months Ended		12 Months Ended
	Mar. 31, 2023 item	Dec. 31, 2022 item	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease
Number of operated leased hotels | item	33	33
Lease concessions from landlords | ¥			¥ 5,940	¥ 2,480	¥ 27,122	¥ 646	¥ 12,668
Minimum
Lease
Initial term	5 years	5 years	5 years		5 years
Maximum
Lease
Initial term	15 years	15 years	15 years		15 years